SCHEDULE OF LEASE EXPENSE (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Leases
Operating lease cost		$ 60,444
Short-term lease cost	104,724	(1,581)
Sublease income		(1,500)
Total lease cost	$ 104,724	$ 57,363